Property and equipment (Schedule of detailed information about property plant and equipment) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 48,092	$ 26,012
Property, plant and equipment at end of period	32,767	48,092
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	55,874	92,877
Additions	2,044	48,408
Disposals	0	(85,411)
Foreign exchange	0	0
Property, plant and equipment at end of period	57,918	55,874
Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(7,782)	(66,865)
Additions	16,492	25,878
Disposals	0	84,961
Foreign exchange	877	0
Property, plant and equipment at end of period	(25,151)	(7,782)
Computers [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	7,466	18,570
Additions	2,044	0
Disposals	0	(11,104)
Foreign exchange	0	0
Property, plant and equipment at end of period	9,510	7,466
Computers [Member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,748)	(12,824)
Additions	1,148	1,723
Disposals	0	10,799
Foreign exchange	85	0
Property, plant and equipment at end of period	(4,981)	(3,748)
Right-of-use assets [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	48,408	74,307
Additions	0	48,408
Disposals	0	(74,307)
Foreign exchange	0	0
Property, plant and equipment at end of period	48,408	48,408
Right-of-use assets [member] | Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(4,034)	(54,041)
Additions	15,344	24,155
Disposals	0	74,162
Foreign exchange	792	0
Property, plant and equipment at end of period	$ (20,170)	$ (4,034)